POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Domestic equity securities	11.80%	11.80%
International equity securities	46.70%	48.10%
Debt securities	41.20%	39.30%
Other - cash	0.30%	0.80%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities	30.00%
Target asset allocation percentage, Other - cash	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	7.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	33.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities		50.00%
Target asset allocation percentage, Other - cash		2.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		17.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		63.00%